Convertible Debentures and Promissory Notes Payable (Details) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Convertible debentures and promissory notes payable
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly ("2018 Debenture")	$ 500,000	$ 500,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly ("May 2019 Debenture")	1,050,000	1,050,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly ("November 2019 Debenture")	229,167	201,483
Promissory note payable to two directors and officers of the Company, unsecured no annual interest rate on the outstanding loan balance	$ 1,779,167	$ 1,751,483